Subsequent Events (Unaudited)	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
23.	Subsequent Events (Unaudited)
In April 2022, we acquired another company for approximately $100 million. In order to fund the acquisition, we borrowed an additional $100.0 million tranche under our 2021 Five-Year Revolving Facility. This acquisition is not expected to have a significant effect on our results of operations or financial position and therefore no further information has been provided.